Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0000842180
Registrant Name	Banco Bilbao Vizcaya Argentaria, S.A.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES